Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Contract Assets and Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Assets:
Beginning balance	$ 34,718,749	$ 29,640,953
Additions	34,877,851	32,029,279
Disposals	(2,658,641)	(739,580)
Business Combination	576,463
Amortization	(30,501,315)	(24,503,907)
Translation effect	(2,739,100)	(1,707,996)
Ending balance	34,274,007	34,718,749
Non-current contract assets	1,786,560	5,437,263
Current portion contracts assets	$ 32,487,447	$ 29,281,486